Revenue - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income		$ 14
Natural gas liquids [member] | Northern Border Ventura [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income	$ 14